9. EMPLOYEE EQUITY INCENTIVE PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Employee Equity Incentive Plan
9. EMPLOYEE EQUITY INCENTIVE PLAN

 NOTE 10 – EMPLOYEE EQUITY INCENTIVE PLANS

The Company’s shareholders approved our 2014 Plan in June 2014, our 2015 Plan in December 2015, our 2016 Equity Incentive Plan (“2016 Plan”) in October 2016 and our 2017 Equity Incentive Plan in December 2016 (“2017 Plan”, together with the 2014 Plan, 2015 Plan and 2016 Plan, the “Plans”). The Plans are identical, except for number of shares reserved for issuance under each. As of September 30, 2017, the Company had granted an aggregate of 37,950,282 securities under the plans, with 2,150,149 available for future issuances.

The Plans provide for the grant of incentive stock options to our employees and our parent and subsidiary corporations’ employees, and for the grant of non-statutory stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. Our Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the Committee.

 During the nine months ended September 30, 2017, the Company granted options to purchase 2,854,000 shares of common stock for ten years. The fair value of $2,054,521, was determined using the Black-Scholes Option Pricing Model, assuming approximately 1.81% to 2.35% risk-free interest, 0% dividend yield, 103.66% to 110.16% volatility, and expected life of five to ten years and will be charged to operations over the vesting terms of the options.

The summary terms of the issuances are as follows:

Exercise	Number of	Vesting
Price	Options	Terms
$0.50	80,000	Immediately
0.50	100,000	Quarterly over one year
0.50	605,000	Quarterly over two years
0.81	5,000	Immediately
0.82	150,000	Quarterly over two years
0.85	150,000	Quarterly over one year
0.87	125,000	Immediately
0.89	425,000	Monthly over one year
0.89	90,000	Quarterly over two years
0.95	400,000	Quarterly over two years
0.98	24,000	Monthly over two years
1.05	50,000	Immediately
1.05	95,000	Monthly over two years
1.05	60,000	Monthly over one year
1.06	60,000	Monthly over one year
1.07	110,000	Monthly over one year
1.07	325,000	Monthly over two years
0.83	2,854,000

On June 21, 2017, the Company accelerated vesting of 5,000,000 options to fully vesting.  As a result, the Company charged $2,544,741 to operations during the nine months ended September 30, 2017.

Stock options outstanding and exercisable on September 30, 2017 are as follows:

Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options Exercisable
$0.10	1,056,786	6.68	806,786
0.50	689,631	7.99	689,631
0.51	1,891,779	9.02	1,891,779
0.60	105,000	7.53	105,000
0.77	758,331	9.20	683,331
0.80	145,000	8.30	145,000
0.81	5,000	9.45	5,000
0.82	37,500	9.46	37,500
0.85	150,000	9.42	75,000
0.86	5,204,165	9.22	5,204,165
0.87	125,000	9.48	125,000
0.89	577,500	9.28	285,000
0.90	1,745,413	8.20	1,745,413
0.95	125,000	9.38	125,000
0.98	24,000	9.32	8,000
1.00	837,494	8.22	837,494
1.05	430,838	8.66	415,838
1.06	30,000	9.35	30,000
1.07	168,326	9.28	164,993
	14,106,763	8.77	13,379,930

A summary of the stock option activity for the nine months ended September 30, 2017:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2016	14,824,158	0.52	9.37	$4,566,717
Grants	2,854,000	0.50	9.71	—
Exercised	(522,428)	0.16
Forfeiture/Canceled	(3,048,967)	$0.73		—
Outstanding at September 30, 2017	14,106,763	$0.76	8.77	$245,174
Exercisable at September 30, 2017	13,379,930	$0.76	8.79	$187,174

The aggregate intrinsic value of outstanding stock options was based on options with an exercise price less than the Company’s common stock price of $0.332 as of September 30, 2017, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived historical data. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

The fair value of all options vesting during the nine months ended September 30, 2017 and 2016 of $5,678,272 and $1,974,710, respectively.  Unrecognized compensation expense of $286,153 at September 30, 2017 will be expensed in future periods.

NOTE 9 – EMPLOYEE EQUITY INCENTIVE PLANS

The Company’s shareholders approved our 2014 Plan in June 2014, our 2015 Plan in December 2015, our 2016 Equity Incentive Plan (“2016 Plan”) in October 2016 and our 2017 Equity Incentive Plan (“2017 Plan”, together with the 2014 Plan, 2015 Plan and 2016 Plan, the “Plans”) in December 2016. The Plans are identical, except for number of shares reserved for issuance under each. As of December 31, 2016, the Company had granted an aggregate of 16,564,585 securities under the plans, with 13,676,083 available for future issuances.

The Plans provide for the grant of incentive stock options to our employees and our parent and subsidiary corporations’ employees, and for the grant of non-statutory stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. Our Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the Committee.

During the year ended December 31, 2016, the Company granted options to purchase 9,958,031 for ten years. The fair value of $6,450,317, was determined using the Black-Scholes Option Pricing Model, assuming approximately 1.75% to 2.10% risk-free interest, 0% dividend yield, 107.63% to 119.16% volatility, and expected life of five to ten years and will be charged to operations over the vesting terms of the options.

During the year ended December 31, 2015, the Company granted options to purchase 3,925,000 for seven to ten years. The fair value of $3,197,634, was determined using the Black-Scholes Option Pricing Model, assuming approximately 0.48% to 2.53% risk-free interest, 0% dividend yield, 119.43% to 129.88% volatility, and expected life of seven to ten years and will be charged to operations over the vesting terms of the options.

The summary terms of the issuances are as follows:

Exercise	Number of	Vesting
Price	Options	Terms
$0.51	600,000	50% immediately; 50% six months
0.51	1,566,781	Monthly over one year
0.77	1,600,000	Monthly over one year
0.80	160,000	Monthly over one year
0.83	100,000	Market contingent
0.86	5,400,000	Monthly over one year
0.89	100,000	Monthly over one year, beginning April 2017
1.00	50,000	Monthly over one year
1.05	381,250	Monthly over one year
0.78	9,958,031

Stock options outstanding and exercisable on December 31, 2016 are as follows:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.10	1,500,000	7.43	1,000,000
0.50	628,220	8.08	628,220
0.51	2,166,781	9.76	1,456,769
0.60	105,000	8.27	105,000
0.77	1,600,000	9.95	99,999
0.80	145,000	9.04	145,000
0.83	100,000	9.05	-
0.86	5,400,000	9.97	1,312,499
0.89	100,000	9.98	-
0.90	1,860,413	8.95	1,860,413
1.00	837,494	8.97	237,494
1.05	381,250	9.22	373,436
	14,824,158	9.37	7,218,830

A summary of the stock option activity for the two years ended December 31, 2016:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	2,050,000	$0.10	9.6
Grants	3,925,000	0.80	9.9
Exercised	(50,000)	0.10	9.3
Canceled	(300,000)	0.10	8.6
Outstanding at December 31, 2015	5,625,000	0.59	9.30	$6,044,500
Grants	9,958,031	0.78	9.84	-
Exercised	(636,780)	0.50	8.80
Forfeiture/Canceled	(122,093)	$0.55	8.80	-
Outstanding at December 31, 2016	14,824,158	$0.52	9.37	$4,566,717
Exercisable at December 31, 2016	7,218,830	$0.35	9.03	$2,596,395

The aggregate intrinsic value of outstanding stock options was based on options with an exercise price less than the Company’s stock price of $1.03 as of December 31, 2016, which would have been received by the option holders had those option holders exercised their options as of that date.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees.

The fair value of all options vesting during the year ended December 31, 2016 and 2015 of $3,112,156 and $1,273,393, respectively.  Unrecognized compensation expense of $5,185,927 at December 31, 2016 will be expensed in future periods.